Note 13 Other comprehensive income Changes in gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Financial assets at fair value throught other comprehensive income [Line Items]
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	€ (809)	[1]	€ 1,274	[2]	€ 2,069
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(1,194)	[1],[2]	(1,079)	[2]	(1,256)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(357)		(809)	[1]	1,274	[2]
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(1,112)		(1,194)	[1],[2]	(1,079)	[2]
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Valuation gains and losses	659		(3,049)	[2]	(1,058)
Amounts transferred to income	5		20	[2]	(63)
Income tax and other	(211)		946	[2]	325
equity instruments [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Valuation gains and losses	80		(112)	[2]	183
Amounts transferred to reserves	2		(2)	[2]	0
Income tax and other	€ (1)		€ (1)	[2]	€ (7)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).